Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As discussed in our Compensation Discussion and Analysis, our executive compensation program is designed to reflect a strong focus on pay-for-performance to align our executives’ interests with those of our stockholders. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (computed in accordance with Item 402(v) of Regulation S-K and not what was actually earned by our executives) and certain financial performance of the Company. The LDEIC committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our named executive officers for the years ended on December 31, 2022 and December 31, 2021.

Pay Versus Performance
					Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid for PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid for Non-PEO NEOs(1)(3)	Investment Based On:		Net Income	Company- Selected Measure: Revenue(6)
					Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)
2022	$29,125,117	$19,912,519	$8,187,742	$3,365,035	$26	$77	($175,357,000)	$523,756,000
2021	$ 5,379,682	$ 9,345,753	$3,236,763	$7,134,050	$54	$113	($145,215,000)	$415,287,000

1.	Mr. Maggioncalda served as our Chief Executive Officer, our principal executive officer (“PEO”) for the entirety of the years ended December 31, 2021 and December 31, 2022. Our non-PEO named executive officers (“NEOs”) for the year ended December 31, 2022 were Mr. Hahn, Ms. Belsky, Mr. Goli, and Mr. Jacquet, and for the year ended December 31, 2021, Mr. Hahn and Ms. Belsky.
2.	Represents the amount of “compensation actually paid” to Mr. Maggioncalda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Maggioncalda during the applicable year. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Maggioncalda’s total compensation for each year to determine the compensation actually paid:

Principal Executive Officer
			2022	2021
	Summary Compensation Table - Total Compensation	(a)	$29,125,117	$5,379,682
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	28,619,477	4,707,067
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	29,444,148	3,651,103
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(9,103,920)	291,279
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	2,324,665	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(3,258,014)	4,730,756
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—
=	Compensation Actually Paid		$19,912,519	$9,345,753

a.	Represents total compensation as reported in the “Total” column of the Summary Compensation Table for each corresponding year.
b.	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Maggioncalda during the corresponding year, computed in accordance with ASC 718.
c.	Represents the aggregate fair value as of the corresponding year-end of Mr. Maggioncalda’s outstanding and unvested stock awards and option awards granted during the corresponding year, computed in accordance with ASC 718.

d.	Represents the aggregate change in fair value during the corresponding year of the outstanding and unvested stock awards and option awards held by Mr. Maggioncalda as of the last day of the corresponding year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
e.	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Maggioncalda and vested during the corresponding year, computed in accordance with ASC 718.
f.	Represents the aggregate change in fair value, measured from the prior year-end to the vesting date, of each stock award and option award held by Mr. Maggioncalda that was granted in a prior year and which vested during the corresponding year, computed in accordance with ASC 718.
g.	Represents the aggregate fair value as of the last day of the prior year of stock awards and option awards that were granted to Mr. Maggioncalda in a prior year and which failed to meet the applicable vesting conditions in the corresponding year, computed in accordance with ASC 718.
3.	Represents the compensation actually paid to our non-PEO named executive officers in the corresponding year, based on the average total compensation for such non-PEO named executive officers reported in the Summary Compensation Table for the corresponding fiscal years and adjusted as shown in the table below:
Named Executive Officers’ Average
			2022	2021
	Summary Compensation Table - Total Compensation	(a)	$8,187,742	$3,236,763
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	7,631,863	2,588,888
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	7,769,994	2,008,107
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(4,476,006)	313,218
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	716,762	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(1,201,594)	4,164,850
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—
=	Compensation Actually Paid	(h)	$3,365,035	$7,134,050

a.	Please see footnote 1 for the named executive officers included in the average for each corresponding year.
b.	Represents the average total compensation, as reported for our non-PEO named executive officers, in the “Total” column of the Summary Compensation Table for each corresponding year.
c.	Represents the average aggregate grant date fair value of the stock awards and option awards granted to our non-PEO named executive officers during the corresponding year, computed in accordance with ASC 718.
d.	Represents the average aggregate fair value, as of the corresponding year-end, of the non-PEO named executive officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC 718.
e.	Represents the average aggregate change in fair value during the corresponding year of the outstanding and unvested stock awards and option awards held by the non-PEO named executive officers as of the last day of the corresponding year, computed in accordance with ASC 718.
f.	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported non-PEO named executive officers and vested during the corresponding year, computed in accordance with ASC 718.
g.	Represents the average aggregate change in fair value, measured from the prior year-end to the vesting date, of each stock award and option award held by the reported non-PEO named executive officers that was granted in a prior year and which vested during the corresponding year, computed in accordance with ASC 718.
h.	Represents the average aggregate fair value as of the last day of the prior year for our non-PEO named executive officers’ stock awards and option awards that were granted in a prior year and which failed to meet the applicable vesting conditions in the corresponding year, computed in accordance with ASC 718.

4.	In accordance with Item 402(v) of Regulation S-K , the comparison assumes $100 was invested in our common stock as of the close of the day of our IPO on March 31, 2021. Historic stock price performance is not necessarily indicative of future stock price performance.
5.	The TSR Peer Group consists of the S&P North American Technology Software Index, an independently prepared index.
6.	As noted in our Compensation Discussion and Analysis, for 2022, our LDEIC committee determined that revenue growth continues to be viewed as a key metric of our business performance and aligned with long-term stockholder value creation.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

1.	Mr. Maggioncalda served as our Chief Executive Officer, our principal executive officer (“PEO”) for the entirety of the years ended December 31, 2021 and December 31, 2022. Our non-PEO named executive officers (“NEOs”) for the year ended December 31, 2022 were Mr. Hahn, Ms. Belsky, Mr. Goli, and Mr. Jacquet, and for the year ended December 31, 2021, Mr. Hahn and Ms. Belsky.

Peer Group Issuers, Footnote [Text Block]
5.	The TSR Peer Group consists of the S&P North American Technology Software Index, an independently prepared index.

PEO Total Compensation Amount	$ 29,125,117	$ 5,379,682
PEO Actually Paid Compensation Amount	$ 19,912,519	9,345,753
Adjustment To PEO Compensation, Footnote [Text Block]
2.	Represents the amount of “compensation actually paid” to Mr. Maggioncalda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Maggioncalda during the applicable year. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Maggioncalda’s total compensation for each year to determine the compensation actually paid:

Principal Executive Officer
			2022	2021
	Summary Compensation Table - Total Compensation	(a)	$29,125,117	$5,379,682
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	28,619,477	4,707,067
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	29,444,148	3,651,103
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(9,103,920)	291,279
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	2,324,665	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(3,258,014)	4,730,756
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—
=	Compensation Actually Paid		$19,912,519	$9,345,753

a.	Represents total compensation as reported in the “Total” column of the Summary Compensation Table for each corresponding year.
b.	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Maggioncalda during the corresponding year, computed in accordance with ASC 718.
c.	Represents the aggregate fair value as of the corresponding year-end of Mr. Maggioncalda’s outstanding and unvested stock awards and option awards granted during the corresponding year, computed in accordance with ASC 718.

d.	Represents the aggregate change in fair value during the corresponding year of the outstanding and unvested stock awards and option awards held by Mr. Maggioncalda as of the last day of the corresponding year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
e.	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Maggioncalda and vested during the corresponding year, computed in accordance with ASC 718.
f.	Represents the aggregate change in fair value, measured from the prior year-end to the vesting date, of each stock award and option award held by Mr. Maggioncalda that was granted in a prior year and which vested during the corresponding year, computed in accordance with ASC 718.
g.	Represents the aggregate fair value as of the last day of the prior year of stock awards and option awards that were granted to Mr. Maggioncalda in a prior year and which failed to meet the applicable vesting conditions in the corresponding year, computed in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 8,187,742	3,236,763
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,365,035	7,134,050
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.	Represents the compensation actually paid to our non-PEO named executive officers in the corresponding year, based on the average total compensation for such non-PEO named executive officers reported in the Summary Compensation Table for the corresponding fiscal years and adjusted as shown in the table below:
Named Executive Officers’ Average
			2022	2021
	Summary Compensation Table - Total Compensation	(a)	$8,187,742	$3,236,763
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	7,631,863	2,588,888
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	7,769,994	2,008,107
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(4,476,006)	313,218
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	716,762	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(1,201,594)	4,164,850
-	Fair Value as of Prior Fiscal Year-End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—
=	Compensation Actually Paid	(h)	$3,365,035	$7,134,050

a.	Please see footnote 1 for the named executive officers included in the average for each corresponding year.
b.	Represents the average total compensation, as reported for our non-PEO named executive officers, in the “Total” column of the Summary Compensation Table for each corresponding year.
c.	Represents the average aggregate grant date fair value of the stock awards and option awards granted to our non-PEO named executive officers during the corresponding year, computed in accordance with ASC 718.
d.	Represents the average aggregate fair value, as of the corresponding year-end, of the non-PEO named executive officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC 718.
e.	Represents the average aggregate change in fair value during the corresponding year of the outstanding and unvested stock awards and option awards held by the non-PEO named executive officers as of the last day of the corresponding year, computed in accordance with ASC 718.
f.	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported non-PEO named executive officers and vested during the corresponding year, computed in accordance with ASC 718.
g.	Represents the average aggregate change in fair value, measured from the prior year-end to the vesting date, of each stock award and option award held by the reported non-PEO named executive officers that was granted in a prior year and which vested during the corresponding year, computed in accordance with ASC 718.
h.	Represents the average aggregate fair value as of the last day of the prior year for our non-PEO named executive officers’ stock awards and option awards that were granted in a prior year and which failed to meet the applicable vesting conditions in the corresponding year, computed in accordance with ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between Pay and Performance

As described in more detail in the “– Compensation Discussion and Analysis” section, our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with its performance, not all of these measures are presented in the Pay versus Performance Table.

Compensation Actually Paid and Company Total Stockholder Return

Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between Pay and Performance

As described in more detail in the “– Compensation Discussion and Analysis” section, our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with its performance, not all of these measures are presented in the Pay versus Performance Table.

Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between Pay and Performance

As described in more detail in the “– Compensation Discussion and Analysis” section, our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with its performance, not all of these measures are presented in the Pay versus Performance Table.

Compensation Actually Paid and Revenue

Compensation Actually Paid vs. Revenue

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Pay and Performance

As described in more detail in the “– Compensation Discussion and Analysis” section, our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with its performance, not all of these measures are presented in the Pay versus Performance Table.

Compensation Actually Paid and Company Total Stockholder Return

Compensation Actually Paid vs. TSR

Tabular List [Table Text Block]

Tabular List

As described in greater detail in “– Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The following financial performance measures and other performance measures are the most important measures used to link the executive compensation actually paid to our named executive officers with the Company’s performance for 2022.

Performance Measures
Revenue
New Enrolled Degree Students
C4C ACV

Total Shareholder Return Amount	$ 26	54
Peer Group Total Shareholder Return Amount	77	113
Net Income (Loss)	$ (175,357,000)	$ (145,215,000)
Company Selected Measure Amount | $ / shares	523,756,000	415,287,000
PEO Name	Mr. Maggioncalda	Mr. Maggioncalda
Additional 402(v) Disclosure [Text Block]

We believe the “Compensation Actually Paid” in each of the years reported above and over the two-year cumulative period are reflective of our LDEIC committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our 2022 annual bonus program, as more fully discussed in the “– Compensation Discussion and Analysis.”

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	New Enrolled Degree Students
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	C4C ACV
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (28,619,477)	$ (4,707,067)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,444,148	3,651,103
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,103,920)	291,279
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,324,665	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,258,014)	4,730,756
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,631,863)	(2,588,888)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,769,994	2,008,107
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,476,006)	313,218
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	716,762	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,201,594)	4,164,850
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0